SHAREHOLDERS' EQUITY - Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands																								12 Months Ended
	Jan. 13, 2020 $ / shares	Dec. 16, 2019 USD ($)	Oct. 11, 2019 USD ($) $ / shares	Sep. 11, 2019 USD ($)	Jul. 12, 2019 USD ($) $ / shares	May 07, 2019 USD ($)	Apr. 12, 2019 USD ($)	Apr. 12, 2019 CAD ($) $ / shares	Mar. 15, 2019 USD ($)	Jan. 11, 2019 USD ($)	Jan. 11, 2019 CAD ($) $ / shares	Dec. 11, 2018 USD ($)	Oct. 12, 2018 USD ($)	Oct. 12, 2018 CAD ($) $ / shares	Sep. 17, 2018 USD ($)	Jul. 13, 2018 USD ($)	Jul. 13, 2018 CAD ($) $ / shares	Jun. 18, 2018 USD ($)	Apr. 13, 2018 USD ($)	Apr. 13, 2018 CAD ($) $ / shares	Mar. 28, 2018 USD ($)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 CAD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Dividends [Line Items]
Dividends paid, per share (in CAD per share) | (per share)	$ 0.06		$ 0.04		$ 0.04			$ 0.04			$ 0.04			$ 0.03			$ 0.03			$ 0.02			$ 0.02
Dividends paid			$ 8,408		$ 8,408		$ 6,326	$ 8,410		$ 6,328	$ 8,393		$ 4,827	$ 6,290		$ 4,811	$ 6,337		$ 3,340	$ 4,224		$ 3,351	$ 4,219	$ 29,470	$ 16,329
Reduction in retained earnings																								35,719	19,237
Retained earnings
Dividends [Line Items]
Reduction in retained earnings		$ 12,577		$ 8,408		$ 8,408			$ 6,326			$ 6,177			$ 4,812			$ 4,908			$ 3,340			$ 35,719	$ 19,237